Restricted Net Assets - Summary of Additional Information (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2025 CNY (¥)
Restricted Net Assets [Abstract]
Percentage of annual appropriations set aside prior to dividend payment	10.00%
Restricted portion of net asset	¥ 21.5